FORM NSAR-U
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /   (a)

or fiscal year ending: 12 / 31 /2010        (b)

Is this a transition report?: (Y/N)          N
                                         --------
Is this an amendment to a previous filing? (Y/N)         N
                                                      --------
Those items or sub-items with a box "**" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: AUL American Individual Variable Annuity Unit Trust
         B. File Number: 811-9193
         C. Telephone Number: ( 317 ) 285-4634


2.       A. Street: One American Square, P.O. Box 368
         B. City: Indianapolis  C. State: IN  D. Zip Code:46206   Zip Ext:0368

         E. Foreign Country:                              Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)          N

4.       Is this the last filing on this form by Registrant? (Y/N)           N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)     N

         [If answer is "Y" (Yes), complete only items 89 through 110.

6.       Is Registrant a unit investment trust (UIT)? (Y/N).                 Y

         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.        A.   Is Registrant a series or multiple portfolio company? (Y/N)   N

               [If answer is "N" (No), go to item 8.]

          B. How many separate series or portfolios did Registrant have at the end of the period?____________


SCREEN NUMBER: 01        PAGE NUMBER: 01                     SEC2100 (S/90)

For period ending 12/31/2010                          If fling more then one
File number 811-09193                                   Page 2, "X" box: __


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
Series                                                          last fling
Number            Series Name                                for this series?
------            -----------                                ----------------


  1      AUL American Individual Variable Annuity Unit Trust           N
                                                                     (Y/N)





(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


SCREEN NUMBER: 02                  PACE NUMBER: 02            SEC2100 (5/90)

For period ending 12/3l/2010                            If filing more than one
File number 811-09193                                     Page 47, "X" box:___


Individual Variable Annuity Unit Trust

111.     A.       ** Depositor Name: American United Life Insurance Company

         B.       ** File Number (If any):______________

         C.       ** City:Indianapolis State:Indiana Zip Code:46206 ZipExt.:0368

                  ** Foreign Country:____________ Foreign Postal Code:_________

111.     A.       ** Depositor Name:___________________________________________

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112.     A.       ** Sponsor Name:_____________________________________________

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112.     A.       ** Sponsor Name:_____________________________________________

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


SCREEN NUMBER: 55          PAGE NUMBER: 47                     SEC2100 (5/90)

For period ending 12/31/2009                           If filing more than one
File number 811-09193                                    Page 48, "X" box: __




113. A.** Trustee Name:________________________________________________________

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________

113. A.** Trustee Name:________________________________________________________

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________



114. A.** Principal Underwriter Name:  OneAmerica Securities Inc.

     B.** File Number: 8-_____________________12845___________________________

     C.** City:Indianapolis   State:Indiana   Zip Code:46206   Zip Ext.:0368

       ** Foreign Country: __________________  Foreign Postal Code:___________


114. A.** Principal Underwriter Name:_________________________________________

     B.** File Number: 8-_____________________________________________________

     C.** City:___________ State:____________ Zip Code:________ Zip Ext.:_____

       ** Foreign Country: __________________  Foreign Postal Code:___________


115. A.** Independent Public Accountant Name:  PricewaterhouseCoopers, LLP

     B.** City Indianapolis  State: Indiana  Zip Code: 46204 Zip Ext.:1767

       ** Foreign Country:____________________ Foreign Postal Code:____________


115. A.** Independent Public Accountant Name:

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________


SCREEN NUMBER: 56               PAGE NUMBER:48            SEC2100(5/90)

For period ending 12/31/2010                  If filing more than one
File number 811-09193                           Page 49, "X" box:   __


116. Family of investment companies information:

     A.** Is Registrant part of a family of investment companies? (Y/N)____N____
                                                                           (Y/N)

     B.** Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.** Is Registrant a separate account of an insurance company?(Y/N)____Y___
                                                                           (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.** Variable annuity contracts? (Y/N)_________________________________Y__
                                                                           (Y/N)
     C.** Scheduled premium variable life contracts? (Y/N)__________________N__
                                                                           (Y/N)
     D.** Flexible premium variable life contracts? (Y/N)___________________N__
                                                                           (Y/N)
     E.** Other types of insurance  products  registered under the

          Securities Act of 1933.____________________________________________N_
                                                                           (Y/N)

118.** State the number of series  existing  at the end of the period that had securities registered under the Securities Act of 1933 _____NA________

119.** State the number of new series for which  registration  statements under the Securities Act of 1933 became effective during the period____NA____

120.** State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)____ $___0______

121.** State  the  number of series  for  which a  current  prospectus  was in existence at the end of the period ________________NA___________________

122.** State the number of  existing  series for which  additional  units were registered under the Securities Act of 1933 during the current period___


SCREEN NUMBER: 57             PAGE NUMBER: 49            SEC2100(5/90)

For period ending 12/31/2010                           If filing more than one
File number 811-09193                                    Page 50 "X" box: __


123.** State the total value of the  additional  units  considered in answering item 122 ($000's omitted) _______________________________ $______0______

124.** State the total  value of units of prior  series that were placed in the portfolios  of subsequent  series during the current  period (the value of these units is to be measured on the date they were placed in the subsequent series)($000'S omitted) ______________________ $______0______

125.** State  the  total  dollar  amount  of  sales  loads  collected  (before reallowances to other brokers or dealers) by Registrant's  principal underwriter and any underwriter which is an affiliated  person of the principal  underwriter during  the  current  period  solely  from the sale of  units of all  series  of Registrant ($000's omitted).
                                                                   $_____0_____

126.  Of the  amount  shown in item 125 state the total  dollar  amount of sales loads collected from secondary market operations in Registrant's  units

      (include the sales loads,  if any,  collected  on units of a prior  series placed in the portfolio of a subsequent series.) ($000's omitted).
                                                                   $_____0_____

127. List opposite the appropriate  description below the number of series whose portfolios are invested  primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the  current  period of each such  group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains,

     if any):

                                        Number of   Total    Total Income
                                         Series     Assets   Distributions
                                       Investing    $000's    000s omitted

A.U.S. Treasury direct issue  _____________ ______  $________   $___________

B.U.S Government agency ___________________ ______  $________   $___________

C.State and municipal tax-free_____________ ______  $________   $___________

D.Public utility debt _____________________ ______  $________   $___________

E.Brokers or dealers debt or debt of
  brokers' or dealers' parent _____________ ______  $________   $___________

F.All other corporate intermed. & long-
  term debt _______________________________ ______  $________   $___________

G.All other corporate short-term debt _____ ______  $________   $___________

H.Equity securities of brokers or dealers
  or parents of brokers or dealers_________ ______  $________   $___________

I.Investment company equity securities_____         $           $___________

J.All other equity securities______________ __1___  $853,301    $___________

K.Other securities_________________________ ______  $________   $___________

L.Total assets of all series of registrant_ ______  $853,301    $___________



SCREEN NUMBER: 58                  PAGE NUMBER: 50            SEC2100(5/90)

For period ending 12/31/2010                          If filing more than one
File number 811-9193                                   Page 51, "X" box:   __


128.** Is the timely  payment of principal and interest on any of the portfolio securities held by any of  Registrant's  series at the end of the current period insured or guaranteed by an entity other than the issuer?
                                                         (Y/N)____________N____

       [If answer is "N" (No), go to item 131.]                           Y/N

129.** Is the issuer of any  instrument  covered in item 128  delinquent  or in default as to payment of principal or interest at the end of the current period?(Y/N)____________________________________________________________

       [If answer is "N" (No), go to item 131.]                           Y/N

130.** In  computations  of NAV or offering  price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)__________________________________________

                                                                          Y/N

131.   Total  expenses  incurred by all series of Registrant  during the current reporting period ($000's omitted) $16,732


132.** List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-9193     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____



SCREEN NUMBER: 59          PAGE NUMBER: 51                    SEC2100 (5/90)

This report is signed on behalf of the registrant in the City of Indianapolis, State of Indiana, on the 2nd day of March, 2011.

                        AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                              (Name of Registrant)




by:                        witness:
     /s/ Daniel Schluge             /s/ Jeff Tatum
   ___________________              _____________________

Daniel Schluge, CPA                 Jeff Tatum
Controller                          Director, Separate Accounts Administration
American United Life Insurance Co.  American United Life Insurance Co.